Organization - Summary of Cash Flows of VIE Included in Consolidated Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	¥ (404,390,831)	$ (63,457,746)	¥ (621,612,202)	¥ 422,895,235
Net cash (used in) provided by investing activities	2,661,222,986	417,603,959	(493,563,047)	(1,198,405,622)
Net cash provided by/ (used in) financing activities	(1,946,434,308)	(305,438,017)	(380,822,429)	730,547,890
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(15,008,806)	(2,355,209)	(36,093,321)	11,516,258
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	(374,886,851)	(58,827,928)	(626,884,394)	405,810,921
Net cash (used in) provided by investing activities	744,832,757	116,880,513	(81,038,760)	(782,481,722)
Net cash provided by/ (used in) financing activities	(554,832,190)	(87,065,278)	¥ (71,082,260)	¥ 1,004,220,135
Effect of exchange rate changes on cash, cash equivalents and restricted cash	¥ (55,087)	$ (8,644)